Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,731,000
Previously Paid Amount	0.00
Total Fee Amount	9,906.05
Total Offset Amount	0.00
Net Fee	9,906.05
Narrative - Max Aggregate Offering Price	$ 71,731,000
Final Prospectus	true